EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Changes in Present Value of Defined Benefit Obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Interest costs	$ 24	$ 25	$ 23
Current service cost	282	292	356
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	4,987	5,907
Interest costs	133	110
Current service cost	282	292
Benefits paid	(1,180)	(645)
Demographic assumptions	40	(29)
Financial assumptions	292	(223)
Past Experience	108	(2)
Currency Exchange	396	(423)
Balance at December 31,	$ 5,058	$ 4,987	$ 5,907